PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PREPAID EXPENSES AND OTHER ASSETS
Prepaid expenses		$ 20,041	$ 187,480
Prepaid insurance	$ 190,849	125,043	114,988
Deposits on rental agreements	276,500	308,492	53,771
Retainers for professional services	5,593	324,062	23,938
Other prepaid expenses and other assets	118,294	24,728	125,163
Prepaid expenses and other assets	$ 591,236	$ 802,366	$ 505,340